ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 2,311	$ 2,896
Less: allowance for doubtful accounts	(467)	(92)	$ (34)
Accounts receivable, net	$ 1,844	$ 2,804